Securities Act Registration No. 333 -174926

Investment Company Act Registration No. 811 -22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No. 133

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No.   135

☒

 (Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

 (Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (402) 895-1600

17605 Wright Street

Omaha, NE 68130

402.895.1600

 (Name and Address of Agent for Service)

17605 Wright Street

Omaha, NE 68130

402.895.1600

With copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	James P. Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive Hauppauge, New York 11788 (631) 470-2619

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

 ☐On (date)   pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Service Class shares and Investor Class shares of the Hundredfold Select Alternative Fund and Service Class shares of the Hundredfold Select Equity Fund, each a series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 133 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of  Hauppauge, State of New York, on the 31st  day of December 2013.

NORTHERN LIGHTS FUND TRUST II

By: ____________________________

       Kevin Wolf*

       Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on October 9, 2013.

Brian Nielsen*	Trustee & Chairman	December 31, 2013
Anthony Lewis*	Trustee	December 31, 2013
Keith Rhoades*	Trustee	December 31, 2013
Randy Skalla*	Trustee	December 31, 2013
Thomas Sarkany*	Trustee	December 31, 2013
Kevin Wolf*	President and Principal Executive Officer	December 31, 2013
Erik Naviloff*	Treasurer and Principal Accounting Officer	December 31, 2013

*By: /s/ James Ash

         James Ash,

Attorney-in-fact*

* Attorney-in-Fact –  pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No.2 (filed August 3, 2011) and Post-Effective Amendment No. 14 (filed November 2, 2011) and Post-Effective Amendment No. 92 (filed January 30, 2013 ) each to Registrant’s Registration Statement on Form N-1A.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase